Summary of Significant Accounting Policies - Inventory, Net (Detail) (AUD)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Raw materials	4,169	2,925,482	3,254,675
Work in progress	38	120,596	102,239
Finished goods	0	556,159	262,486
Inventory, Net, Total	4,207	3,602,237	3,619,400